Pensions and Other Post-Employment Benefits - Summary of Principal Weighted Average Actuarial Assumptions Used to Determine Benefit Obligations and Expenses (Detail) - yr	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits [Member]
Disclosure Of Actuarial Assumptions [Line Items]
Discount Rate	3.00%	3.50%	3.50%
Future Salary Growth Rate	3.94%	3.88%	3.81%
Average Longevity (years)	88.2	88.2	88.0
OPEB [Member]
Disclosure Of Actuarial Assumptions [Line Items]
Discount Rate	3.00%	3.50%	3.25%
Future Salary Growth Rate	5.08%	5.08%	5.08%
Average Longevity (years)	88.2	88.1	88.0
Health Care Cost Trend Rate	6.00%	6.00%	6.00%